Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues			$ 632,000
Expenses
Research and development expenses (including amounts with related parties of $47,071, $0, and $0, respectively)	$ (62,905,000)	$ (21,770,000)	(21,448,000)
Administrative expenses (including amounts with related parties of $2,600, $239, and $0, respectively - Note 17)	(31,364,000)	(29,656,000)	(28,160,000)
Impairment of goodwill	0	0	(23,041,000)
Total Expenses	(94,269,000)	(51,426,000)	(72,649,000)
Loss from operations	(94,269,000)	(51,426,000)	(72,017,000)
Interest income	7,611,000	7,486,000	9,294,000
Other expenses, net	(1,682,000)	(4,718,000)	(8,090,000)
Equity in loss of affiliates		(1,038,000)	(11,404,000)
Loss from continuing operations before income tax expense	(88,340,000)	(49,696,000)	(82,217,000)
Loss from continuing operations	(88,340,000)	(49,696,000)	(82,217,000)
Discontinued operations:
Loss from operations of discontinued operations		(6,898,000)	(125,512,000)
Gain on sale of discontinued operations		34,364,000
Gain (loss) from discontinued operations	0	27,466,000	(125,512,000)
Net loss	(88,340,000)	(22,230,000)	(207,729,000)
Net loss attributable to redeemable noncontrolling interests	(42,071,000)
Net loss attributable to NovaBridge	(46,269,000)	(22,230,000)	(207,729,000)
Comprehensive income (loss):
Net loss	(88,340,000)	(22,230,000)	(207,729,000)
Unrealized gain (loss) on available-for-sale debt securities, net of tax	11,580,000	(8,168,000)
Reclassification of accumulated gains on available-for-sale debt securities to earnings	(3,412,000)
Foreign currency translation adjustments, net of tax	(6,000)	1,781,000	5,605,000
Total other comprehensive loss	(80,178,000)	(28,617,000)	(202,124,000)
Comprehensive loss attributable to redeemable noncontrolling interests	(42,071,000)
Comprehensive loss attributable to NovaBridge	$ (38,107,000)	$ (28,617,000)	$ (202,124,000)
Weighted-average number of ordinary shares used in calculating net loss per share - basic	220,258,932	186,728,372	191,423,850
Weighted-average number of ordinary shares used in calculating net loss per share - diluted	220,258,932	186,728,372	191,423,850
Net loss per share from continuing operations attributable to NovaBridge - basic	$ (0.21)	$ (0.27)	$ (0.43)
Net loss per share from continuing operations attributable to NovaBridge - diluted	(0.21)	(0.27)	(0.43)
Net gain (loss) per share from discontinued operations - basic	0	0.15	(0.66)
Net gain (loss) per share from discontinued operations - diluted	0	0.15	(0.66)
Net loss per share attributable to NovaBridge - basic	(0.21)	(0.12)	(1.09)
Net loss per share attributable to NovaBridge- diluted	(0.21)	(0.12)	(1.09)
ADS
Comprehensive income (loss):
Net loss per share from continuing operations attributable to NovaBridge - basic	(0.48)	(0.61)	(0.99)
Net loss per share from continuing operations attributable to NovaBridge - diluted	(0.48)	(0.61)	(0.99)
Net gain (loss) per share from discontinued operations - basic	0	0.34	(1.51)
Net gain (loss) per share from discontinued operations - diluted	0	0.34	(1.51)
Net loss per share attributable to NovaBridge - basic	(0.48)	(0.27)	(2.5)
Net loss per share attributable to NovaBridge- diluted	$ (0.48)	$ (0.27)	$ (2.5)
Licensing and collaboration revenue
Revenues
Revenues			$ 632,000